Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank balances		$ 78,578	$ 73,398
Short term deposits with banks	[1]	29,575	32,235
Total		$ 108,153	$ 105,633	$ 96,929	$ 85,444

[1]	Short-term deposits can be withdrawn by the Company at any time without prior notice and are readily convertible into known amounts of cash with an insignificant risk of changes in value.